Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
18.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2024
Purchased software	1,082	(607)	475
Trademarks	111	(101)	10
Licensed copyrights	168	(146)	22
Intangible assets	1,361	(854)	507

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2025
Purchased software	1,230	(732)	498
Trademarks	113	(109)	4
Licensed copyrights	170	(161)	9
Intangible assets	1,513	(1,002)	511

Amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 were US$136 thousand, US$137 thousand and US$129 thousand, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2026	122
2027	116
2028	82
2029	69
2030	59
Thereafter	63
Total	511